TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT (Schedule of trade receivables, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trade receivables [Line Items]
Trade receivables, net	$ 2,093,373	$ 1,885,915
Trade receivables
Disclosure of trade receivables [Line Items]
Trade receivables, net	950,569	1,133,236
Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	877,236	1,035,036
Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	73,333	98,200
Gross carrying amount | Guaranteed
Disclosure of trade receivables [Line Items]
Trade receivables, net	469,087	564,015
Gross carrying amount | Guaranteed | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	424,052	502,822
Gross carrying amount | Guaranteed | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	45,035	61,193
Gross carrying amount | Not guaranteed
Disclosure of trade receivables [Line Items]
Trade receivables, net	494,443	583,567
Gross carrying amount | Not guaranteed | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	453,184	532,214
Gross carrying amount | Not guaranteed | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	41,259	51,353
Gross carrying amount | Trade receivables
Disclosure of trade receivables [Line Items]
Trade receivables, net	963,530	1,147,582
Gross carrying amount | Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	877,236	1,035,036
Gross carrying amount | Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	86,294	112,546
Accumulated impairment | Trade receivables
Disclosure of trade receivables [Line Items]
Trade receivables, net	(12,961)	(14,346)
Accumulated impairment | Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	0	0
Accumulated impairment | Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	$ (12,961)	$ (14,346)